SCHEDULE OF STOCK WARRANTS ACTIVITY (Details) - Common Stock Warrants [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, awards	806,452	349,380
Outstanding, awards, weighted average exercise price	$ 28.72	$ 53.28
Outstanding, awards, weighted average contractual term (Year)	4 years 9 months 18 days	2 years 10 months 24 days	1 year 9 months 18 days
Outstanding, Aggregate Intrinsic Value
Awarded, awards (in shares)	25,572,245	457,072
Awarded, awards, weighted average exercise price	$ 0.85	$ 9.95
Awarded, awards, weighted average contractual term (Year)	4 years 9 months 18 days	3 years 9 months 18 days
Forfeited/Cancelled, awards (in shares)	17,605
Forfeited/Cancelled, awards, weighted average exercise price (in dollars per share)	$ 50.20
Awarded, Aggregate Intrinsic Value	$ 13,958,846
Exchanged, awards (in shares)	(77,090)
Exchanged, awards, weighted average exercise price	$ 106.47
Forfeited/Cancelled, awards (in shares)	(17,605)
Outstanding, awards	26,284,002	806,452	349,380
Outstanding, awards, weighted average exercise price	$ 0.85	$ 28.72	$ 53.28
Outstanding, Aggregate Intrinsic Value	$ 13,958,846
Vested, awards (in shares)	26,284,002
Vested and expected to vest, awards (in shares)	26,284,002